Derivative Financial Instruments and Off-balance sheet Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Financial Instruments and Off-balance sheet Financial Instruments
7.	Derivative Financial Instruments and Off-balance sheet Financial Instruments

The Company uses derivatives for risk reduction focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations and foreign currency fluctuations.

Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life product contracts that offer equity returns to contractholders. Foreign currency forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments. The Company also has a reinsurance treaty that is recorded as a derivative instrument, under which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC.

The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are guaranteed minimum accumulation and withdrawal benefits in reinsured variable annuity contracts, and equity options in life product contracts, which provide equity returns to contractholders.

The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.

Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Statements of Financial Position. For certain exchange traded derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2016, the Company pledged $60 thousand of cash in the form of margin deposits.

Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2016. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume(1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$18,800	n/a	$311	$311	$—
Equity and index contracts
Options	Other investments	—	92	1,846	1,846	—
Foreign currency contracts
Foreign currency forwards	Other investments	15,504	n/a	423	568	(145)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	n/a	109,578	109,578	—

Total asset derivatives		$34,304	92	$112,158	$112,303	$(145)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	94	$(760)	$—	$(760)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	66,584	n/a	(5,710)	—	(5,710)
Guaranteed withdrawal benefits	Contractholder funds	19,083	n/a	(302)	—	(302)
Equity-indexed options in life product contracts	Contractholder funds	21,995	n/a	(1,165)	—	(1,165)

Total liability derivatives		107,662	94	(7,937)	$—	$(7,937)

Total derivatives		$141,966	186	$104,221

(1)

Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2015. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume(1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$22,100	n/a	$329	$329	$—
Equity and index contracts
Options	Other investments	—	77	592	592	—
Foreign currency contracts
Foreign currency forwards	Other investments	5,130	n/a	62	70	(8)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	n/a	82,774	82,774	—

Total asset derivatives		$27,230	77	$83,757	$83,765	$(8)

Liability derivatives
Equity and index contracts
Options	Other liabilities & accrued expenses	$—	77	$(140)	$—	$(140)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	87,221	n/a	(6,769)	—	(6,769)
Guaranteed withdrawal benefits	Contractholder funds	20,774	n/a	(668)	—	(668)
Equity-indexed options in life product contracts	Contractholder funds	17,379	n/a	(463)	—	(463)

Total liability derivatives		125,374	77	(8,040)	$—	$(8,040)

Total derivatives		$152,604	154	$75,717

(1)

Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in thousands)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2016
Asset derivatives	$879	$(145)	$—	$734	$—	$734
Liability derivatives	(145)	145	—	—	—	—
December 31, 2015
Asset derivatives	$399	$(8)	$—	$391	$—	$391
Liability derivatives	(8)	8	—	—	—	—

The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2016
Interest rate contracts	$(30)	$—	$—	$(30)
Equity and index contracts	—	—	405	405
Embedded derivative financial instruments	—	1,425	(702)	723
Foreign currency contracts	431	—	—	431
Other contracts—structured settlement annuity reinsurance agreement	23,380	—	—	23,380

Total	$23,781	$1,425	$(297)	$24,909

2015
Interest rate contracts	$(178)	$—	$—	$(178)
Equity and index contracts	—	—	(155)	(155)
Embedded derivative financial instruments	—	(792)	283	(509)
Foreign currency contracts	427	—	—	427
Other contracts—structured settlement annuity reinsurance agreement	(5,172)	—	—	(5,172)

Total	$(4,923)	$(792)	$128	$(5,587)

2014
Interest rate contracts	$(533)	$—	$—	$(533)
Embedded derivative financial instruments	—	1,957	(151)	1,806
Foreign currency contracts	(48)	—	—	(48)
Other contracts—structured settlement annuity reinsurance agreement	53,305	—	—	53,305

Total	$52,724	$1,957	$(151)	$54,530

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2016, the Company did not have any collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2016				2015
Rating(1)	Number of counter- parties	Notional amount(2)	Credit exposure(2)	Exposure, net of collateral(2)	Number of counter- parties	Notional amount(2)	Credit exposure(2)	Exposure, net of collateral(2)
A+	4	$34,304	$734	$734	1	$11,800	$197	$197
A	—	—	—	—	3	9,765	125	125
BBB+	—	—	—	—	2	5,665	69	69

Total	4	$34,304	$734	$734	6	$27,230	$391	$391

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if the Company’s financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on the Company’s financial strength credit ratings by Moody’s or S&P, or in the event the Company is no longer rated by either Moody’s or S&P. The Company had no derivative instruments with termination, cross-default or collateral credit-risk-contingent features that were in a liability position as of December 31, 2016 or 2015.

Off-balance sheet financial instruments

The contractual amounts of off-balance-sheet financial instruments relating to commitments to invest in limited partnership interests totaled $178.9 million and $193.1 million as of December 31, 2016 and 2015, respectively. The contractual amounts of off-balance-sheet financial instruments relating to private placement commitments totaled $75 thousand as of December 31, 2016. The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

Private placement commitments represent commitments to purchase private placement private equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.